Operating segments - Summary of capital expenditure within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Capital expenditure	$ 5,439	$ 4,844	$ 4,344
Sales of property, plant and equipment and intangible assets	49	586	138
Capital expenditure per cash flow statement	5,488	5,430	4,482
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	5,831	5,279	4,691
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,741	1,302	1,214
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,456	1,373	1,436
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	2,087	2,150	1,622
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	551	442	454
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	(4)	12	(35)
Other items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	64	65	70
Capital expenditure of equity accounted units [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	$ (456)	(500)	$ (417)
Kitimat [Member]
Disclosure of operating segments [Line Items]
Sales of property, plant and equipment and intangible assets		$ 508